Accounts Receivable - Summary of Accounts Receivable, Net of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	Mar. 25, 2017	Mar. 26, 2016
Receivables [Abstract]
Customer trade receivables	$ 10,389	$ 8,041
Other receivables	3,172	2,252
Total	$ 13,561	$ 10,293